Changes in Accumulated Other Comprehensive Income by Component (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2011
Changes in the company's AOCI by component, after tax
Balance at the beginning of the period	$ (213)	$ (2,702)
Other comprehensive income before reclassifications	(1,178)
Amounts reclassified from accumulated other comprehensive income	554
Net current-period other comprehensive income	(624)
Balance at the end of the period	(837)	(2,702)
Unrealized holding gains on available-for-sale securities
Changes in the company's AOCI by component, after tax
Balance at the beginning of the period	1,591
Other comprehensive income before reclassifications	(410)
Amounts reclassified from accumulated other comprehensive income	(172)
Net current-period other comprehensive income	(582)
Balance at the end of the period	1,009
Fuel hedge | Gains and losses on cash flow hedges
Changes in the company's AOCI by component, after tax
Balance at the beginning of the period	1,057
Other comprehensive income before reclassifications	(546)
Amounts reclassified from accumulated other comprehensive income	(203)
Net current-period other comprehensive income	(749)
Balance at the end of the period	308
Interest rate swap | Gains and losses on cash flow hedges
Changes in the company's AOCI by component, after tax
Balance at the beginning of the period	(2,861)
Other comprehensive income before reclassifications	(222)
Amounts reclassified from accumulated other comprehensive income	929
Net current-period other comprehensive income	707
Balance at the end of the period	$ (2,154)